Collaboration Revenue - Abb Vie Narrative (Details) - AbbVie $ in Millions	1 Months Ended
Oct. 31, 2023 USD ($)
Collaboration revenue
Collaborative arrangements amount of preclinical milestones payment received	$ 30
Collaborative arrangement maximum additional development milestone payments to be received on exercise of option	50
Collaborative arrangement maximum regulatory milestone payments to be received on exercise of option	190
Collaborative arrangement maximum commercial Milestone payments to be received on exercise of Option	$ 325